Employee benefits and share-based payments (Details 2) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Employee Benefits And Share-based Payments [Abstract]
Present value of unfunded obligations		$ 615	$ 703
Present value of funded obligations	1,363	819	825
Total present value of defined benefits obligations (post-employment)	1,363	1,434	1,528
Fair value of plan assets	(936)	(1,245)	(1,316)
Recognized liability for defined benefits obligations	427	189	212
Liability for other long-term benefits	793	682	33
Total recognized liabilities	1,220	871	245
Assets designed for payment of employee benefits	(773)	(683)
Net position from employee benefits	$ 447	$ 189	$ 245